Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 925-3707 richard.kirk@prudential.com

November 5, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Definitive Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-230983	333-184542
333-184541

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements, the form of Supplements and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel